Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Schedule of intangible assets
	Software	Customer Relationships	Tradename	Developed Technology	Total
Cost
At December 31, 2019	9,016,764	-	-	-	9,016,764
Foreign currency adjustment	15,065				15,065
Additions	882,275	-	-	-	882,275
At December 31, 2020	9,914,104	-	-	-	9,914,104
Foreign currency adjustment	(47,444)				(47,444)
Additions	2,352,248	4,840,000	750,000	1,550,000	9,492,248
At December 31, 2021	12,218,908	4,840,000	750,000	1,550,000	19,358,908

Accumulated amortization
At December 31, 2019	6,876,389	-	-	-	6,876,389
Amortization	1,300,299	-	-	-	1,300,299
At December 31, 2020	8,176,688	-	-	-	8,176,688
Amortization	1,304,991	403,333	-	301,389	2,009,713
At December 31, 2021	9,481,679	403,333	-	301,389	10,186,401

Carrying amounts
At December 31, 2019	2,140,375	-	-	-	2,140,375
At December 31, 2020	2,256,903	-	-	-	1,737,416
At December 31, 2021	2,636,555	4,494,286	750,000	1,291,667	9,172,507